FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]		    Cleveland,  Ohio		March 31, 2002

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     44

	c.	Information Table Value Total	$ 159,864

		List of Other Included Managers	    None




FORM 13 F
(SEC USE ONLY)

Quarter Ending March 31, 2002
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


COMPANY NAME                   CLASS         CUSIP #              VALUE           SHARES

ALBERTSON'S                    common        013104104            7,168          216,282
AT&T                           common        001957109            2,546          162,192
BP                             common        055622104           10,198          192,056
CARPENTER TECHNOLOGY           common        144285103            5,178          178,929
CINERGY                        common        172474108            5,734          160,384
CLOROX                         common        189054109            6,608          151,458
CONAGRA FOODS                  common        205887102              255           10,500
CORNING                        common        219350105            2,626          344,650
CROWN CORK & SEAL              common        228255105            1,917          214,244
DISNEY (WALT)                  common        254687106              459           19,900
DU PONT                        common        263534109            4,815          102,111
EMERSON ELECTRIC               common        291011104            5,196           90,540
ENGELHARD                      common        292845104              363           11,700
EXXON MOBIL                    common        30231G102            2,194           50,066
GENERAL ELECTRIC               common        369604103              254            6,783
GENERAL MILLS                  common        370334104            4,241           86,818
GENERAL MOTORS                 common        370442105            3,065           50,697
GENUINE PARTS                  common        372460105            4,844          131,748
GOODRICH                       common        382388106            5,170          163,406
HEINZ (H.J.)                   common        423074103              226            5,450
INGERSOLL-RAND                 common        G4776G101            2,954           59,049
INT'L PAPER                    common        460146103            3,540           82,297
JP MORGAN CHASE & CO           common        46625H100              388           10,880
KEYCORP                        common        493267108            4,776          179,197
KEYSPAN                        common        49337W100              668           18,350
KIMBERLY-CLARK                 common        494368103            6,032           93,295
LUBRIZOL                       common        549271104            1,171           33,650
MARATHON OIL                   common        565849106            7,144          248,039
MCDONALD'S                     common        580135101            1,396           50,306
MERCK & CO.                    common        589331107            5,985          103,942
MOTOROLA                       common        620076109            3,387          238,544
NAT'L CITY                     common        635405103            6,015          195,543
PACTIV                         common        695257105            1,565           78,191
PHILIP MORRIS                  common        718154107            5,447          103,420
PHILLIPS PETROLEUM             common        718507106            1,655           26,346
PPG INDUSTRIES                 common        693506107            2,946           53,648
SARA LEE                       common        803111103            6,899          332,300
SCHERING-PLOUGH                common        806605101            1,201           38,380
TECO ENERGY                    common        872375100            3,739          130,595
UNITED STATES STEEL            common        912909108            2,400          132,236
V.F. CORP                      common        918204108            8,128          187,924
VARIAN                         common        922206107              228            6,000
VERIZON COMMUN                 common        92343V104              461           10,007
WACHOVIA                       common        929903102            8,683          234,181

                                                                159,864





(SEC USE ONLY)


     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
               X                                    N/A       X
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